BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
BASIS OF PRESENTATION [Text Block]
2.	BASIS OF PRESENTATION

a.	Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The financial statements are prepared under the historical cost convention.

These financial statements were approved for issue by the Company’s board of directors on March 22, 2018.

b.	Accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Differences may be material.

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. Management considers both internal and external information to determine whether there is an indicator of impairment present and accordingly, whether impairment testing is required. Where an impairment test is required, calculating the estimated recoverable amount of the cash generating units for non-current asset impairment tests requires management to make estimates and assumptions with respect to estimated recoverable reserves or resources, estimated future commodity prices, expected future operating and capital costs, and discount rates. Changes in any of the assumptions or estimates used in determining the recoverable amount could impact the impairment analysis.